Shareholders' Equity (Share Classes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common Shares, Authorized	unlimited	unlimited
Common Shares, Held in Rabbi Trust	691	729
Stock Options, Proceeds From Exercise	$ 403	$ 2,385
Common shares [Member]
Class of Stock [Line Items]
Stock Options, Exercised	28	141
Special Shares [Member]
Class of Stock [Line Items]
Special Shares, Authorized	unlimited	unlimited
Shares, Issued	0	0
Shares, Details	Special shareholders are entitled to one vote in matters of the Company for each special share held. The special shares carry no right to receive dividends or to receive the remaining property or assets of the Company upon dissolution or wind-up.
Preferred Stock [Member]
Class of Stock [Line Items]
Shares, Issued	0	0
Shares, Details	Each series of preferred shares issued shall have rights, privileges, restrictions and conditions as determined by the Board of Directors prior to their issuance. Preferred shareholders are not entitled to vote, but take preference over the common shareholders rights in the remaining property and assets of the Company in the event of dissolution or wind-up.
Preferred Shares, Authorized	unlimited	unlimited